Carrying Amounts of Computer and Network Equipment Pledged to Secure Banking Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 Buildings USD ($)	Dec. 31, 2012 Buildings CNY	Dec. 31, 2012 Computer and network equipment USD ($)	Dec. 31, 2012 Computer and network equipment CNY	Dec. 31, 2011 Computer and network equipment CNY
Property, Plant, and Equipment Disclosure [Line Items]
Assets pledged as collateral	$ 3,111	19,381	$ 7,435	46,320	20,000